Annual Fund Operating Expenses (Vanguard FTSE All-World ex-US Small-Cap Index Fund Retail)	Vanguard FTSE All-World ex-US Small-Cap Index Fund Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.32%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.37%